Operating Loss - Summary of Operating Loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense By Nature [Abstract]
Depreciation of property, plant and equipment	£ 476	£ 452	£ 379
Amortization of intangibles	20	30	20
Charge for the year in respect of share-based payments	4,395	584	681
(Gain)/loss on disposal of property, plant and equipment	(3)	2	6
Short lease payments on premises	347	374	416
Fees payable to the Company's auditors for the audit of the Company and the consolidation:
- audit of these financial statements	284	105	151
- other assurance services	£ 431	£ 554	175
- tax compliance services			£ 93